Employee Benefit Plans (Schedule of Information About Options Exercised) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits and Share-based Compensation [Abstract]
Number of options exercised (in shares)	90,871	578
Total intrinsic value of options exercised	$ 451,288	$ 1,302
Cash received from options exercised	549,918	0
Tax deduction realized from options exercised	$ 184,351	$ 520